As filed with the Securities and Exchange Commission on April 27, 2012

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Douglas G. Hess, President
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 5th Floor
Milwaukee, WI 53202

(Name and address of agent for service)

(414) 765-6609
Registrant's telephone number, including area code

Date of fiscal year end:  November 30, 2012

Date of reporting period:  February 29, 2012

Item 1. Schedules of Investments.

PIA BBB BOND FUND
Schedule of Investments - February 29, 2012 (Unaudited)

Principal
Amount			Value
	CORPORATE BONDS	86.2%
	Agricultural Chemicals	1.0%
	Mosaic Co.
$3,160,000	3.75%, due 11/15/21		$3,303,189
	Agriculture	0.7%
	Bunge Limited Finance Corp.
1,925,000	8.50%, due 6/15/19		2,384,392
	Airlines	0.2%
	Continental Airlines, Inc.
641,339	5.983%, due 4/19/22		702,266
	Auto Parts	1.4%
	Advance Auto Parts, Inc.
1,600,000	5.75%, due 5/1/20		1,816,714
	Johnson Controls, Inc.
2,480,000	4.25%, due 3/1/21		2,681,611
			4,498,325
	Banks	4.0%
	Capital One Financial Corp.
2,915,000	6.15%, due 9/1/16		3,125,635
	Citigroup, Inc.
1,350,000	5.50%, due 2/15/17		1,420,204
1,600,000	6.125%, due 8/25/36		1,579,597
	Dresdner Bank
100,000	7.25%, due 9/15/15		102,085
	Fifth Third Bancorp
1,630,000	4.50%, due 6/1/18		1,690,928
425,000	8.25%, due 3/1/38		546,907
	Huntington Bancshares
1,440,000	7.00%, due 12/15/20		1,631,298
	Key Bank NA
1,000,000	5.80%, due 7/1/14		1,082,783
	Suntrust Banks
1,200,000	6.00%, due 9/11/17		1,339,750
	UBS AG Preferred Funding Trust
400,000	6.243%, due 5/15/16 (a)		375,200
			12,894,387
	Beverages	0.9%
	Dr. Pepper Snapple Group, Inc.
2,800,000	2.90%, due 1/15/16		2,930,371
	Biotech	2.0%
	Amgen, Inc.
1,850,000	3.875%, due 11/15/21		1,926,329
1,750,000	5.15%, due 11/15/41		1,838,554
	Biogen Idec, Inc.
2,010,000	6.875%, due 3/1/18		2,477,425
			6,242,308
	Broker	1.7%
	Jefferies Group, Inc.
760,000	6.25%, due 1/15/36		674,500
	Merrill Lynch & Co., Inc.
1,960,000	5.70%, due 5/2/17		1,959,830
1,800,000	6.11%, due 1/29/37		1,723,005
	Nomura Holdings, Inc.
850,000	6.70%, due 3/4/20		922,604
			5,279,939
	Cable/Satellite	1.1%
	Direct TV Holdings
2,285,000	5.00%, due 3/1/21		2,543,276
800,000	6.00%, due 8/15/40		921,104
			3,464,380
	Chemicals	1.9%
	Agrium, Inc.
1,700,000	6.125%, due 1/15/41		2,106,416
	Dow Chemical Co.
1,575,000	4.25%, due 11/15/20		1,692,531
1,640,000	7.375%, due 11/1/29		2,166,486
			5,965,433

	Communications	1.5%
	Telefonica Emisiones SAU
1,935,000	5.462%, due 2/16/21		1,949,911
1,400,000	7.045%, due 6/20/36		1,491,127
	U.S. WEST Communications, Inc.
1,285,000	6.875%, due 9/15/33		1,291,425
			4,732,463
	Construction	0.7%
	CRH America, Inc.
2,118,000	6.00%, due 9/30/16		2,311,706
	Consumer Electronics	0.3%
	Best Buy Co., Inc.
1,000,000	5.50%, due 3/15/21		975,563
	Consumer Products	0.1%
	Fortune Brands, Inc.
181,000	5.375%, due 1/15/16		201,092
	Diversified Manufacturing	0.2%
	Ingersoll-Rand Global Holding Company Ltd.
560,000	6.875%, due 8/15/18		691,832
	Electric Utilities	8.3%
	Ameren Corp.
700,000	8.875%, due 5/15/14		787,039
	Constellation Energy Group
1,360,000	7.60%, due 4/1/32		1,824,225
	Consumers Energy
1,295,000	5.50%, due 8/15/16		1,489,794
	Dominion Resources, Inc.
1,230,000	5.15%, due 7/15/15		1,387,609
570,000	4.90%, due 8/1/41		636,269
	DTE Energy Co.
1,360,000	6.375%, due 4/15/33		1,632,657
	Duke Energy Corp.
1,370,000	6.25%, due 6/15/18		1,666,710
	Entergy Texas, Inc.
2,304,000	7.125%, due 2/1/19		2,788,407
	Exelon Corp.
845,000	4.90%, due 6/15/15		921,082
1,315,000	5.625%, due 6/15/35		1,494,625
	FirstEnergy Corp.
965,000	7.375%, due 11/15/31		1,234,710
	Indiana Michigan Power
850,000	6.50%, due 3/15/37		1,031,069
	Jersey Central Power & Light
1,300,000	7.35%, due 2/1/19		1,650,113
	Nevada Power Co.
1,210,000	6.50%, due 8/1/18		1,482,756
	NiSource Finance Corp.
1,715,000	5.40%, due 7/15/14		1,870,979
	Oncor Electric Delivery
695,000	7.00%, due 5/1/32		906,350
	Southern Union Co.
2,500,000	7.60%, due 2/1/24		2,977,750
	Teco Finance, Inc.
550,000	5.15%, due 3/15/20		619,093
			26,401,237
	Electronic Parts Distribution	0.7%
	Arrow Electronics, Inc.
2,160,000	5.125%, due 3/1/21		2,242,387
	Energy	0.1%
	Diamond Offshore Drilling, Inc.
400,000	5.875%, due 5/1/19		467,038
	Finance	0.9%
	SLM Corp.
1,000,000	5.375%, due 5/15/14		1,037,536
1,510,000	8.45%, due 6/15/18		1,698,750
			2,736,286
	Finance - Credit Cards	0.5%
	American Express Co.
1,655,000	6.80%, due 9/1/66 (a)		1,694,306
	Food	2.9%
	ConAgra Foods, Inc.
2,300,000	7.00%, due 10/1/28		2,835,636
	Kraft Foods, Inc.
955,000	4.125%, due 2/9/16		1,044,145
1,885,000	6.50%, due 8/11/17		2,290,381
1,650,000	6.875%, due 2/1/38		2,197,295
	Kroger Co.
780,000	6.15%, due 1/15/20		964,315
			9,331,772

	Gas Pipelines	0.2%
	Plains All American Pipeline, L.P.
500,000	6.50%, due 5/1/18		602,346
	Health Care	1.4%
	Cardinal Health, Inc.
1,500,000	5.80%, due 10/15/16		1,749,850
	Humana, Inc.
2,255,000	7.20%, due 6/15/18		2,724,247
			4,474,097
	Insurance	5.2%
	Allstate Corp.
350,000	6.125%, due 5/15/37 (a)		343,875
	American International Group, Inc.
1,000,000	5.05%, due 10/1/15		1,057,072
1,350,000	8.25%, due 8/15/18		1,621,137
1,830,000	8.175%, due 5/15/58 (a)		1,946,662
	CIGNA Corp.
165,000	6.15%, due 11/15/36		187,219
	CNA Financial Corp.
700,000	5.85%, due 12/15/14		749,160
	Genworth Financial, Inc.
700,000	5.75%, due 6/15/14		723,038
	Hartford Financial Services Group
500,000	5.375%, due 3/15/17		520,624
	Lincoln National Corp.
1,100,000	8.75%, due 7/1/19		1,404,427
	Marsh & McLennan Cos., Inc.
633,000	5.75%, due 9/15/15		702,162
	Metlife, Inc.
855,000	6.40%, due 12/15/66		848,441
	Protective Life Corp.
350,000	7.375%, due 10/15/19		393,762
	Prudential Financial, Inc.
2,275,000	5.10%, due 9/20/14		2,468,612
870,000	6.625%, due 12/1/37		1,043,735
	Willis North America, Inc.
1,365,000	6.20%, due 3/28/17		1,517,899
	XL Capital Ltd.
900,000	5.25%, due 9/15/14		953,306
			16,481,131
	Internet Based Services	0.5%
	Expedia, Inc.
1,500,000	5.95%, due 8/15/20		1,532,153
	Investment Management	0.2%
	Janus Capital Group, Inc.
750,000	6.70%, due 6/15/17		810,235
	Measurement Instruments	0.8%
	Agilent Technologies, Inc.
2,160,000	5.00%, due 7/15/20		2,409,264
	Media	8.4%
	CBS Corp.
2,720,000	5.75%, due 4/15/20		3,138,010
	Comcast Corp.
2,550,000	6.50%, due 1/15/17		3,075,017
2,235,000	7.05%, due 3/15/33		2,841,613
	Interpublic Group of Companies
2,830,000	6.25%, due 11/15/14		3,102,387
	News America, Inc.
750,000	5.30%, due 12/15/14		833,180
1,910,000	6.20%, due 12/15/34		2,223,116
	Time Warner, Inc.
3,540,000	7.625%, due 4/15/31		4,761,615
	Time Warner Cable, Inc.
3,850,000	7.50%, due 4/1/14		4,355,447
	Time Warner Entertainment Company, L.P.
1,460,000	8.375%, due 7/15/33		1,919,722
	Viacom, Inc.
360,000	6.875%, due 4/30/36		471,254
			26,721,361

	Medical Services	0.3%
	Medco Health Solutions, Inc.
700,000	7.125%, due 3/15/18		833,462
	Metals	0.6%
	Alcoa, Inc.
810,000	5.55%, due 2/1/17		898,086
	Southern Copper Corp.
850,000	6.75%, due 4/16/40		934,459
			1,832,545
	Mining	3.8%
	Barrick Gold Corp.
1,470,000	6.95%, due 4/1/19		1,843,674
	Cliffs Natural Resources Inc.
1,270,000	4.875%, due 4/1/21		1,358,605
	Freeport-McMoRan Copper & Gold Inc.
2,700,000	3.55%, due 3/1/22		2,692,707
	Newmont Mining Corp.
2,510,000	5.125%, due 10/1/19		2,850,281
	Vale Overseas Limited
1,460,000	6.25%, due 1/23/17		1,693,130
1,375,000	6.875%, due 11/21/36		1,693,013
			12,131,410
	Office Equipment	1.0%
	Xerox Corp.
2,876,000	6.40%, due 3/15/16		3,266,572
	Oil and Gas	11.4%
	Anadarko Petroleum Corp.
800,000	5.95%, due 9/15/16		927,112
1,100,000	6.45%, due 9/15/36		1,351,388
	Canadian Natural Resources
835,000	6.00%, due 8/15/16		990,030
725,000	6.50%, due 2/15/37		940,101
	Devon Energy Corp.
665,000	7.95%, due 4/15/32		971,422
	Encana Holdings Financial Corp.
10,000	5.80%, due 5/1/14		10,856
	Enterprise Products
555,000	5.60%, due 10/15/14		611,901
1,100,000	5.95%, due 2/1/41		1,299,101
	Hess Corp.
575,000	8.125%, due 2/15/19		749,635
1,970,000	7.875%, due 10/1/29		2,727,887
	Kinder Morgan Energy Partners
1,160,000	5.125%, due 11/15/14		1,260,140
1,420,000	5.80%, due 3/15/35		1,516,324
	Marathon Oil Corp.
427,000	5.90%, due 3/15/18		503,839
690,000	6.60%, due 10/1/37		879,374
	Murphy Oil Corp.
2,500,000	7.05%, due 5/1/29		2,986,532
	Nexen, Inc.
900,000	6.40%, due 5/15/37		1,035,735
	Pemex Master Trust
2,340,000	5.75%, due 3/1/18		2,620,800
1,350,000	6.625%, due 6/15/35		1,552,500
	Petrobras International Finance Co.
2,085,000	5.875%, due 3/1/18		2,328,155
1,590,000	6.875%, due 1/20/40		1,889,620
	Suncor Energy, Inc.
500,000	6.10%, due 6/1/18		610,794
1,910,000	6.50%, due 6/15/38		2,482,007
	Talisman Energy
685,000	6.25%, due 2/1/38		801,139
	Transocean, Inc.
820,000	6.00%, due 3/15/18		921,997
	Valero Energy Corp.
2,755,000	6.625%, due 6/15/37		3,131,267
	Weatherford International Ltd.
850,000	9.625%, due 3/1/19		1,153,147
			36,252,803

	Pharmacy Services	1.0%
	Express Scripts, Inc.
2,805,000	6.25%, due 6/15/14		3,090,470
	Pipelines	2.2%
	El Paso Electric Co.
1,000,000	6.00%, due 5/15/35		1,150,300
	Enbridge Energy Partners, L.P.
590,000	5.20%, due 3/15/20		660,890
	EQT Corp.
2,280,000	8.125%, due 6/1/19		2,707,726
	Tennessee Gas Pipeline
1,225,000	7.50%, due 4/1/17		1,449,212
665,000	7.00%, due 10/15/28		761,702
	Transcanada Pipelines Limited
400,000	6.35%, due 5/15/67 (a)		410,949
			7,140,779
	Real Estate Investment Trusts	2.0%
	Duke Realty LP
1,350,000	8.25%, due 8/15/19		1,681,518
	ERP Operating LP
715,000	5.25%, due 9/15/14		773,359
	Health Care Property Investors, Inc.
850,000	6.00%, due 1/30/17		948,590
	Health Care REIT, Inc.
650,000	5.25%, due 1/15/22		688,337
	Healthcare Realty Trust
775,000	5.125%, due 4/1/14		802,992
	Hospitality Properties Trust
620,000	5.625%, due 3/15/17		661,455
	ProLogis
650,000	6.875%, due 3/15/20		753,726
			6,309,977
	Retail	2.2%
	Gap, Inc.
300,000	5.95%, due 4/12/21		301,401
	Kohl's Corp.
2,050,000	6.875%, due 12/15/37		2,566,049
	Macy's Retail Holdings, Inc.
2,850,000	6.375%, due 3/15/37		3,379,901
	Staples, Inc.
550,000	9.75%, due 1/15/14		631,014
			6,878,365
	Steel	0.9%
	Arcelormittal SA
1,870,000	9.00%, due 2/15/15		2,157,303
850,000	5.50%, due 3/1/21		841,574
			2,998,877
	Technology	1.4%
	CA, Inc.
4,000,000	5.375%, due 12/1/19		4,418,172
	Telecommunications	3.7%
	American Tower Corp.
2,550,000	5.05%, due 9/1/20		2,638,577
	British Telecom PLC
930,000	9.875%, due 12/15/30		1,418,386
	CenturyLink, Inc.
2,740,000	6.00%, due 4/1/17		2,905,321
	Deutsche Telekom International Finance
1,045,000	6.75%, due 8/20/18		1,270,087
1,145,000	8.75%, due 6/15/30		1,636,677
	Telecom Italia Capital
1,250,000	5.25%, due 11/15/13		1,271,875
710,000	7.721%, due 6/4/38		674,500
			11,815,423

	Tobacco	2.1%
	Altria Group, Inc.
2,250,000	9.70%, due 11/10/18		3,066,354
455,000	9.95%, due 11/10/38		713,424
	Reynolds American, Inc.
2,535,000	6.75%, due 6/15/17		3,022,972
			6,802,750
	Toys and Games	1.1%
	Mattel, Inc.
3,220,000	5.45%, due 11/1/41		3,411,687
	Transportation	3.5%
	Burlington Northern Santa Fe
1,675,000	4.70%, due 10/1/19		1,908,909
1,285,000	6.15%, due 5/1/37		1,611,974
	CSX Corp.
990,000	5.60%, due 5/1/17		1,150,032
1,640,000	6.22%, due 4/30/40		2,054,789
	Norfolk Southern Corp.
1,100,000	5.257%, due 9/17/14		1,216,086
605,000	7.50%, due 5/1/37		848,926
	Union Pacific Corp.
1,765,000	6.15%, due 5/1/37		2,239,250
			11,029,966
	Waste Disposal	1.2%
	Republic Services, Inc.
2,550,000	5.00%, due 3/1/20		2,884,358
	Waste Management, Inc.
660,000	7.75%, due 5/15/32		941,765
			3,826,123
	Total Corporate Bonds (cost $249,324,222)		274,520,640

	SOVEREIGN BONDS	8.6%
	Federal Republic of Brazil
4,000,000	6.00%, due 1/17/17		4,744,000
3,910,000	7.125%, due 1/20/37		5,427,080
	Republic of Colombia
1,400,000	7.375%, due 3/18/19		1,803,200
1,090,000	7.375%, due 9/18/37		1,535,810
	Republic of Peru
1,230,000	8.375%, due 5/3/16		1,541,190
1,200,000	6.55%, due 3/14/37		1,527,000
	Republic of South Africa
2,000,000	6.50%, due 6/2/14		2,217,500
	United Mexican States
670,000	5.875%, due 1/15/14		724,605
3,950,000	5.625%, due 1/15/17		4,572,125
2,593,000	6.75%, due 9/27/34		3,396,830
			27,489,340
	Total Sovereign Bonds (cost $24,536,459)		27,489,340

	U.S. GOVERNMENT INSTRUMENTALITIES	2.3%
	U.S. Treasury Bonds	0.9%
	U.S. Treasury Bond
2,900,000	3.125%, due 11/15/41		2,924,470
	U.S. Treasury Notes	1.4%
	U.S. Treasury Note
4,400,000	0.875%, due 1/31/17		4,404,814
	Total U.S. Government Instrumentalities (cost $7,381,055)		7,329,284

Shares
	SHORT-TERM INVESTMENTS	4.4%
14,017,917	Invesco STIT - Treasury Portfolio - Institutional Class, 0.02% (b)		14,017,917
	Total Short-Term Investments (cost $14,017,917)		14,017,917

	Total Investments (cost $295,259,653)	101.5%	323,357,181
	Liabilities less Other Assets	(1.5)%	(4,873,529)
	TOTAL NET ASSETS	100.0%	$318,483,652

(a)	Variable rate security. Rate shown reflects the rate in effect at February 29, 2012.
(b)	Rate shown is the 7-day yield at February 29, 2012.

	Country Allocation
	Country	% of Net Assets
	United States	78.7%
	Brazil	5.6%
	Mexico	4.0%
	Canada	3.5%
	Luxembourg	1.5%
	Spain	1.1%
	Colombia	1.0%
	Peru	1.0%
	Netherlands	0.9%
	South Africa	0.7%
	Switzerland	0.7%
	Ireland	0.5%
	United Kingdom	0.4%
	Japan	0.3%
	Germany	0.1%
		100.0%

PIA HIGH YIELD FUND
Schedule of Investments - February 29, 2012 (Unaudited)

Principal
Amount			Value
	CORPORATE BONDS	88.8%
	Aerospace/Defense	1.0%
	Ducommun, Inc.
$200,000	9.75%, due 7/15/18		$213,000
	Automotive	6.8%
	Accuride Corp.
300,000	9.50%, due 8/1/18		319,500
	Affinia Group, Inc.
100,000	9.00%, due 11/30/14		101,750
40,000	10.75%, due 8/15/16 (b)		44,500
	Goodyear Tire & Rubber
400,000	7.00%, due 5/15/22		406,999
	Schaeffler Finance BV
300,000	8.50%, due 2/15/19 (b)		326,250
	Stoneridge, Inc.
125,000	9.50%, due 10/15/17 (b)		132,188
	UCI International, Inc.
130,000	8.625%, due 2/15/19		133,575
			1,464,762
	Building Materials	1.1%
	Roofing Supply Group LLC
225,000	8.625%, due 12/1/17 (b)		242,438
	Chemicals	12.2%
	Ferro Corp.
300,000	7.875%, due 8/15/18		315,000
	Huntsman International LLC
300,000	5.50%, due 6/30/16		301,124
	Ineos Finance PLC
350,000	8.375%, due 2/15/19 (b)		372,750
	Kraton Polymers LLC
225,000	6.75%, due 3/1/19		230,625
	Lyondell Chemical Co.
53,000	8.00%, due 11/1/17		59,493
	Macdermid, Inc.
313,000	9.50%, due 4/15/17 (b)		329,432
	Momentive Performance Materials, Inc.
102,000	12.50%, due 6/15/14		109,395
200,000	9.00%, due 1/15/21		185,500
	Polymer Group LLC
200,000	7.75%, due 2/1/19		215,000
	Polypore International, Inc.
275,000	7.50%, due 11/15/17		289,438
	Texas Petrochemical Corp.
200,000	8.25%, due 10/1/17		212,000
			2,619,757
	Construction Machinery	1.5%
	H & E Equipment Services, Inc.
300,000	8.375%, due 7/15/16		312,000
	Consumer Cyclical Services	2.9%
	GEO Group, Inc.
100,000	6.625%, due 2/15/21		105,125
	Reliance Intermediate Holdings
275,000	9.50%, due 12/15/19 (b)		305,250
	West Corp.
200,000	8.625%, due 10/1/18		220,500
			630,875
	Consumer Products	3.2%
	Amscan Holdings, Inc.
350,000	8.75%, due 5/1/14		353,500
	Jarden Corp.
300,000	7.50%, due 5/1/17		332,250
			685,750
	Distributors	0.9%
	Amerigas Partners Financial Corp.
200,000	6.25%, due 8/20/19		203,000
	Diversified Manufacturing	6.1%
	Constellation Enterprises LLC
250,000	10.625%, due 2/1/16 (b)		245,000
	Dynacast International LLC
315,000	9.25%, due 7/15/19 (b)		329,963
	Griffon Corp.
125,000	7.125%, due 4/1/18		130,625
	RBS Global & Rexnord Corp.
400,000	8.50%, due 5/1/18		433,000
	Thermon Industries, Inc.
150,000	9.50%, due 5/1/17		165,750
			1,304,338
	Environmental	3.7%
	Casella Waste Systems, Inc.
400,000	7.75%, due 2/15/19		399,999
	EnergySolutions, Inc.
150,000	10.75%, due 8/15/18		150,750
	WCA Waste Corp.
250,000	7.50%, due 6/15/19 (b)		253,438
			804,187

	Finance	1.8%
	National Money Mart Co.
350,000	10.375%, due 12/15/16		389,813
	Food and Beverage	1.0%
	Aramark Holdings Corp.
200,000	8.625%, due 5/1/16 (b)		205,500
	Gaming	0.7%
	Scientific Games Corp.
135,000	8.125%, due 9/15/18		146,475
	Healthcare	4.6%
	Air Medical Group Holdings
45,000	9.25%, due 11/1/18 (b)		48,881
	Examworks Group, Inc.
50,000	9.00%, due 7/15/19 (b)		49,000
	Harmony Foods Corp.
290,000	10.00%, due 5/1/16 (b)		299,425
	Physio-Control International Corp.
350,000	9.875%, due 1/15/19 (b)		369,250
	STHI Holding Corp.
200,000	8.00%, due 3/15/18 (b)		214,000
			980,556
	Industrial - Other	4.6%
	Great Lakes Dredge & Dock Corp.
125,000	7.375%, due 2/1/19		130,938
	Interline Brands, Inc.
280,000	7.00%, due 11/15/18		297,150
	RSC Equipment Rental, Inc.
325,000	8.25%, due 2/1/21		346,125
	Trimas Corp.
200,000	9.75%, due 12/15/17		222,500
			996,713
	Media Non-Cable	3.4%
	MPL 2 Acquisition Canco, Inc.
200,000	9.875%, due 8/15/18 (b)		179,500
	National Cinemedia LLC
100,000	7.875%, due 7/15/21		106,500
	RR Donnelley & Sons Co.
50,000	8.25%, due 3/15/19 (c)		50,875
	SGS International, Inc.
391,000	12.00%, due 12/15/13		394,910
			731,785
	Metals and Mining	3.6%
	American Rock Salt Company LLC
300,000	8.25%, due 5/1/18 (b)		244,500
	Castle (AM) & Co.
250,000	12.75%, due 12/15/16 (b)		265,000
	Rain CII Carbon LLC
200,000	8.00%, due 12/1/18 (b)		211,500
	Suncoke Energy, Inc.
50,000	7.625%, due 8/1/19		52,250
			773,250
	Oil Field Services	2.2%
	Petroleum Geo-Services
200,000	7.375%, due 12/15/18 (b)		211,000
	Platinum Energy Solutions, Inc.
250,000	14.25%, due 3/1/15 (b)		253,750
			464,750
	Packaging	10.3%
	AEP Industries, Inc.
186,000	8.25%, due 4/15/19		199,020
	Bway Parent Company, Inc.
411,329	10.125%, due 11/1/15		414,414
	Graham Packaging Co. LP
350,000	8.25%, due 1/1/17 (c)		353,500
	Packaging Dynamics Corp.
275,000	8.75%, due 2/1/16 (b)		291,500
	Plastipak Holdings, Inc.
285,000	8.50%, due 12/15/15 (b)		294,975
	Pretium Packaging LLC
175,000	11.50%, due 4/1/16		182,875
	Sealed Air Corp.
400,000	7.875%, due 6/15/17		432,209
	Tenneco Packaging, Inc.
50,000	8.125%, due 6/15/17		47,250
			2,215,743

	Paper	4.7%
	Boise Paper Holding Company LLC
111,000	8.00%, due 4/1/20		122,378
	Cascades, Inc.
100,000	7.75%, due 12/15/17		103,000
205,000	7.875%, due 1/15/20		208,075
	Clearwater Paper Corp.
189,000	7.125%, due 11/1/18		202,230
	Smurfit Kappa Funding
200,000	7.75%, due 4/1/15		202,500
	Xerium Technologies, Inc.
200,000	8.875%, due 6/15/18		180,500
			1,018,683
	Retailers	3.0%
	Petco Animal Supplies, Inc.
250,000	9.25%, due 12/1/18 (b)		276,250
	Rent-A-Center, Inc.
350,000	6.625%, due 11/15/20		366,187
			642,437
	Technology	8.6%
	CDW LLC
250,000	8.00%, due 12/15/18		272,500
	Commscope, Inc.
100,000	8.25%, due 1/15/19 (b)		105,750
	Evertec, Inc.
400,000	11.00%, due 10/1/18		432,000
	Iron Mountain, Inc.
300,000	7.75%, due 10/1/19		333,000
	Sophia L.P./Sophia Finance, Inc.
300,000	9.75%, due 1/15/19 (b)		324,000
	Welltec A/S
400,000	8.00%, due 2/1/19 (b)		382,000
			1,849,250
	Transportation Services	0.9%
	Hertz Corp.
175,000	6.75%, due 4/15/19 (b)		184,188
	Total Corporate Bonds (cost $18,422,175)		19,079,250

	SHORT-TERM INVESTMENTS	10.4%
2,231,412	Invesco STIT - Prime Portfolio - Institutional Class, 0.14% (a)		2,231,412
	Total Short-Term Investments (cost $2,231,412)		2,231,412

	Total Investments (cost $20,653,587)	99.2%	21,310,662
	Other Assets less Liabilities	0.8%	172,933
	TOTAL NET ASSETS	100.0%	$21,483,595

(a)	Rate shown is the 7-day yield at February 29, 2012.
(b)
Security purchased within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securites Act of 1933, as amended, and may be sold only to dealers in the program or other "qualified institutional buyers."  The Fund's Adviser has determined that such security is liquid in accordance with the liquidity guidelines approved by the Board of Trustees of Advisors Series Trust.  As of February 29, 2012, the value of these investments was $6,991,176 or 32.5% of total net assets.

(c)	Valued at a fair value in accordance with procedures established by the Fund's Board of Trustees.

Schedule of Credit Default Swaps on Credit Indices
Sell Protection

Counterparty	Reference Index	Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation

Barclays Bank PLC	CDX.NA.HY.17	5.00%	12/20/16	$1,455,000	$37,630

PIA MBS BOND FUND
Schedule of Investments - February 29, 2012 (Unaudited)

Principal
Amount			Value
	MORTGAGE-BACKED SECURITIES	93.1%
	U.S. Government Agencies	93.1%
	FHLMC Pool
$109,998	4.50%, due 5/1/20, #G18052		$117,962
89,654	4.50%, due 3/1/21, #G18119		96,033
86,949	5.00%, due 3/1/21, #G18105		93,774
232,804	4.50%, due 5/1/21, #J01723		249,587
83,306	6.00%, due 6/1/21, #G18124		90,096
275,120	4.50%, due 9/1/21, #G12378		295,038
84,806	5.00%, due 11/1/21, #G18160		91,463
77,808	5.00%, due 2/1/22, #G12522		83,916
149,155	5.00%, due 2/1/22, #J04411		160,560
280,572	5.50%, due 3/1/22, #G12577		304,264
134,164	5.00%, due 7/1/22, #J05243		144,423
1,662,063	4.00%, due 3/1/26, #J14785		1,760,563
15,639	5.50%, due 5/1/35, #B31639		17,026
619,860	5.00%, due 8/1/35, #A36351		669,159
382,680	4.50%, due 9/1/35, #A37616		407,392
737,714	4.50%, due 10/1/35, #A37869		785,353
419,213	4.50%, due 10/1/35, #A38023		446,284
246,768	4.50%, due 10/1/35, #G01890		262,703
431,636	5.00%, due 10/1/35, #G01940		465,964
605,084	6.00%, due 1/1/36, #A42208		668,820
42,991	7.00%, due 1/1/36, #G02048		49,735
654,079	5.50%, due 2/1/36, #G02031		712,055
235,709	7.00%, due 8/1/36, #G08148		272,367
726,725	6.50%, due 9/1/36, #A54908		819,188
303,511	6.50%, due 11/1/36, #A54094		342,127
299,347	5.50%, due 2/1/37, #A57840		325,553
630,732	5.00%, due 5/1/37, #A60268		680,303
555,327	5.00%, due 6/1/37, #G03094		598,973
1,662,444	5.50%, due 6/1/37, #A61982		1,806,164
948,675	6.00%, due 6/1/37, #A62176		1,044,453
1,687,534	6.00%, due 6/1/37, #A62444		1,864,763
295,677	5.00%, due 7/1/37, #A63187		318,915
900,491	5.50%, due 8/1/37, #G03156		978,339
181,571	6.50%, due 8/1/37, #A70413		203,991
15,609	7.00%, due 8/1/37, #A70079		18,037
63,477	7.00%, due 9/1/37, #A65171		72,456
35,322	7.00%, due 9/1/37, #A65335		40,319
20,407	7.00%, due 9/1/37, #A65670		23,294
93,159	7.00%, due 9/1/37, #A65780		106,337
15,526	7.00%, due 9/1/37, #A65941		17,722
5,745	7.00%, due 9/1/37, #A66041		6,561
230,928	7.00%, due 9/1/37, #G03207		266,842
182,105	6.50%, due 11/1/37, #A68726		204,592
1,109,609	5.00%, due 2/1/38, #A73370		1,196,644
33,757	5.00%, due 2/1/38, #G03836		36,410
115,869	5.00%, due 3/1/38, #A73704		124,958
1,278,813	5.00%, due 4/1/38, #A76335		1,379,120
339,446	5.50%, due 4/1/38, #G04121		368,791
65,217	5.00%, due 5/1/38, #A77463		70,332
144,094	5.50%, due 5/1/38, #A77265		156,506
360,427	5.50%, due 5/1/38, #G04215		391,474
281,721	5.00%, due 6/1/38, #A77986		303,819
74,295	5.00%, due 6/1/38, #G04522		80,122
98,262	5.00%, due 7/1/38, #A79197		105,969
444,018	4.50%, due 9/1/38, #G04773		472,205
119,330	5.00%, due 9/1/38, #G04690		128,690
1,994,296	5.00%, due 10/1/38, #G04832		2,151,035
51,456	5.00%, due 11/1/38, #A82849		55,492
116,393	5.00%, due 12/1/38, #G05683		125,541
1,072,867	5.00%, due 2/1/39, #G05507		1,157,020
135,533	4.50%, due 4/1/39, #A85612		144,116
432,165	5.00%, due 5/1/39, #G08345		465,725
335,438	4.50%, due 9/1/39, #A88357		356,680
190,795	5.00%, due 9/1/39, #G05904		205,790
577,184	4.50%, due 11/1/39, #G05748		613,735

530,207	4.50%, due 12/1/39, #A90175	563,783
150,947	4.50%, due 4/1/40, #C03464	160,506
371,111	4.50%, due 5/1/40, #A92269	394,612
2,352,968	4.50%, due 5/1/40, #G06047	2,501,972
1,243,782	4.50%, due 6/1/40, #A92533	1,322,545
297,329	4.50%, due 6/1/40, #A92594	316,157
84,339	4.50%, due 8/1/40, #A93437	90,892
2,139,037	4.50%, due 8/1/40, #A93505	2,274,493
451,117	4.50%, due 1/1/41, #A96176	479,684
121,165	4.50%, due 2/1/41, #A97013	128,838
124,681	4.50%, due 4/1/41, #Q00285	132,577
2,097,472	4.50%, due 9/1/41, #C03701	2,230,296
83,500	4.50%, due 11/1/41, #Q04699	88,788
	FHLMC GOLD TBA (a)
6,000,000	3.00%, due 3/15/27	6,217,500
7,000,000	3.50%, due 3/15/42	7,219,844
	FNMA Pool
54,813	4.50%, due 10/1/20, #842732	58,871
166,298	4.50%, due 12/1/20, #813954	178,609
93,890	4.50%, due 2/1/21, #845437	100,841
153,807	5.00%, due 2/1/21, #865191	166,623
65,048	5.00%, due 5/1/21, #879112	70,387
264,453	4.50%, due 7/1/21, #845515	284,030
136,434	5.50%, due 10/1/21, #905090	148,658
124,386	5.00%, due 2/1/22, #900946	134,596
260,272	6.00%, due 2/1/22, #912522	281,667
295,002	5.00%, due 6/1/22, #937709	318,570
149,521	5.00%, due 7/1/22, #938033	161,466
172,183	5.00%, due 7/1/22, #944887	188,144
568,088	5.50%, due 7/1/22, #905040	624,313
43,806	4.00%, due 7/1/25, #AE1318	46,422
39,216	4.00%, due 10/1/25, #AE1601	41,559
809,796	4.00%, due 12/1/25, #AH6058	858,167
730,754	4.00%, due 1/1/26, #AH3925	774,404
32,913	4.00%, due 1/1/26, #MA0624	34,879
78,182	4.00%, due 3/1/26, #AH8485	83,022
1,662,075	4.00%, due 5/1/26, #AH8174	1,764,990
514,747	4.50%, due 4/1/29, #MA0022	549,918
7,916	7.00%, due 8/1/32, #650101	9,247
152,639	4.50%, due 3/1/35, #814433	162,925
178,483	4.50%, due 4/1/35, #735396	190,510
111,835	4.50%, due 5/1/35, #822854	119,371
102,177	7.00%, due 6/1/35, #821610	118,673
138,020	4.50%, due 7/1/35, #826584	147,321
18,933	5.00%, due 7/1/35, #833958	20,469
45,731	7.00%, due 7/1/35, #826251	53,114
190,832	4.50%, due 8/1/35, #835751	203,691
68,259	7.00%, due 9/1/35, #842290	79,279
52,796	4.50%, due 11/1/35, #256032	56,354
118,435	5.00%, due 12/1/35, #852482	128,042
95,298	4.50%, due 1/1/36, #852510	101,720
26,034	7.00%, due 2/1/36, #865190	30,237
21,631	7.00%, due 4/1/36, #887709	25,066
1,157,505	5.00%, due 5/1/36, #745515	1,251,397
22,001	5.00%, due 7/1/36, #888789	23,789
66,258	6.50%, due 7/1/36, #897100	75,028
125,809	7.00%, due 7/1/36, #887793	145,787

190,885	6.00%, due 8/1/36, #892925	210,396
422,316	6.50%, due 8/1/36, #878187	478,216
214,491	5.00%, due 9/1/36, #893621	231,856
192,592	7.00%, due 9/1/36, #900964	223,175
370,142	5.50%, due 10/1/36, #831845	405,207
274,512	5.50%, due 10/1/36, #893087	299,402
285,503	6.00%, due 10/1/36, #897174	314,684
301,669	5.50%, due 12/1/36, #256513	329,022
1,760	6.50%, due 12/1/36, #920162	1,996
100,870	7.00%, due 1/1/37, #256567	116,888
594,393	5.50%, due 2/1/37, #256597	648,287
270,985	6.00%, due 2/1/37, #909357	298,513
9,699	7.00%, due 2/1/37, #915904	11,239
90,047	5.00%, due 3/1/37, #913007	97,338
372,942	5.50%, due 3/1/37, #256636	406,523
21,758	5.00%, due 4/1/37, #914599	23,519
420,341	6.50%, due 5/1/37, #917052	474,403
1,470,177	5.50%, due 6/1/37, #918554	1,602,559
315,227	5.50%, due 6/1/37, #918705	343,611
1,286,640	6.00%, due 6/1/37, #888413	1,417,343
983,684	6.00%, due 6/1/37, #917129	1,083,611
133,742	7.00%, due 6/1/37, #256774	152,337
83,080	7.00%, due 6/1/37, #940234	94,631
125,870	5.00%, due 7/1/37, #944534	136,113
424,550	5.50%, due 10/1/37, #954939	462,779
309,503	6.00%, due 12/1/37, #965488	340,944
1,043,420	5.50%, due 2/1/38, #961691	1,137,375
444,063	5.00%, due 1/1/39, #AA0835	480,014
80,326	5.00%, due 1/1/39, #AA0840	86,829
5,119	5.00%, due 1/1/39, #AA0862	5,534
21,091	5.00%, due 3/1/39, #AA4461	22,792
459,526	5.00%, due 3/1/39, #930635	496,729
14,985	5.00%, due 3/1/39, #930760	16,198
69,104	5.00%, due 3/1/39, #995948	74,699
315,047	4.50%, due 4/1/39, #AA4590	336,080
603,493	5.00%, due 4/1/39, #930871	652,163
539,918	5.00%, due 4/1/39, #930992	583,461
415,123	5.00%, due 4/1/39, #995930	448,731
1,234,249	4.50%, due 6/1/39, #AA7681	1,316,651
547,409	5.00%, due 6/1/39, #995896	591,727
860,286	4.50%, due 7/1/39, #AE8152	917,452
302,335	5.00%, due 7/1/39, #995895	326,812
1,263,396	4.50%, due 8/1/39, #931837	1,347,745
1,228,369	5.00%, due 8/1/39, #AC3221	1,327,434
352,247	4.50%, due 12/1/39, #932324	375,765
71,516	4.50%, due 2/1/40, #AC8494	76,290
171,606	4.50%, due 2/1/40, #AD1045	183,063
178,026	4.50%, due 2/1/40, #AD2832	189,912
128,802	5.00%, due 3/1/40, #AB1186	139,189
4,006,196	5.00%, due 5/1/40, #AD6374	4,329,285
54,024	5.00%, due 6/1/40, #AD8058	58,381
433,607	5.00%, due 7/1/40, #AD4634	468,576
629,795	5.00%, due 7/1/40, #AD4994	680,586
74,642	5.00%, due 7/1/40, #AD7565	80,661
2,206,017	4.50%, due 8/1/40, #AD8035	2,353,299
354,923	4.50%, due 8/1/40, #AD8397	378,618
509,595	4.50%, due 8/1/40, #890236	543,252
1,466,331	4.50%, due 9/1/40, #AE1500	1,564,228
327,513	4.50%, due 11/1/40, #AE5162	349,379
671,758	4.50%, due 3/1/41, #AH7009	716,607

2,568,473	4.50%, due 4/1/41, #AH9054	2,739,953
58,859	4.50%, due 5/1/41, #AI1364	62,788
619,373	4.50%, due 5/1/41, #AI1888	660,724
3,538,123	4.50%, due 5/1/41, #AL0160	3,774,340
467,724	4.50%, due 6/1/41, #AI4815	498,951
51,039	4.50%, due 9/1/41, #AH3865	54,446
201,746	4.50%, due 9/1/41, #AI4050	215,215
27,570	4.50%, due 9/1/41, #AJ0729	29,410
	FNMA TBA (a)
6,000,000	3.00%, due 3/15/26	6,227,812
2,000,000	3.50%, due 3/15/41	2,067,500
18,000,000	4.00%, due 3/15/41	18,945,000
	GNMA Pool
26,406	7.00%, due 9/15/35, #647831	31,058
185,288	5.00%, due 10/15/35, #642220	205,062
119,594	5.00%, due 11/15/35, #550718	132,358
119,170	5.50%, due 11/15/35, #650091	132,994
108,620	5.50%, due 12/15/35, #646307	121,220
117,331	5.50%, due 4/15/36, #652534	130,850
128,692	6.50%, due 6/15/36, #652593	147,787
93,133	5.50%, due 7/15/36, #608993	103,865
193,768	6.50%, due 10/15/36, #646564	222,520
163,082	6.00%, due 11/15/36, #617294	183,953
206,835	6.50%, due 12/15/36, #618753	238,238
309,397	5.50%, due 2/15/37, #658419	344,854
800,919	6.00%, due 4/15/37, #668411	901,254
621,109	5.00%, due 8/15/37, #671463	686,620
347,679	6.00%, due 10/15/37, #664379	391,235
137,799	5.50%, due 8/15/38, #677224	153,569
341,711	5.50%, due 8/15/38, #691314	380,818
17,561	5.50%, due 12/15/38, #705632	19,571
3,166,920	4.50%, due 5/15/39, #717066	3,462,353
27,512	5.50%, due 6/15/39, #714262	30,661
1,327,984	5.50%, due 6/15/39, #714720	1,479,964
1,582,691	4.50%, due 7/15/39, #720160	1,730,335
4,397,351	5.00%, due 9/15/39, #726311	4,861,160
21,413	5.50%, due 1/15/40, #723631	23,863
71,800	5.50%, due 2/15/40, #680537	80,017
	GNMA TBA (a)
5,000,000	4.00%, due 3/15/41	5,385,157
2,000,000	3.50%, due 3/15/42	2,096,875
		153,822,742
	Total Mortgage-Backed Securities (cost $148,039,864)	153,822,742

	U.S. GOVERNMENT INSTRUMENTALITIES
	U.S. Treasury Notes	15.2%
	U.S. Treasury Note
5,000,000	1.375%, due 3/15/12		5,003,125
5,000,000	1.375%, due 4/15/12		5,008,595
15,000,000	1.375%, due 10/15/12		15,114,840
	Total U.S. Government Instrumentalities (cost $25,126,137)		25,126,560

Shares

	SHORT-TERM INVESTMENTS	20.5%
16,128,450	Fidelity Institutional Money Market Government Portfolio - Class I, 0.01% (b)		16,128,450
2,674,651	Invesco STIT - Treasury Portfolio - Institutional Class, 0.02% (b)		2,674,651
15,000,000	U.S. Treasury Bill, 0.12%, due 8/23/12 (c)		14,991,615
	Total Short-Term Investments (cost $33,795,845)		33,794,716

	Total Investments (cost $206,961,846)	128.8%	212,744,018
	Liabilities less Other Assets	(28.8)%	(47,570,746)
	TOTAL NET ASSETS	100.0%	$165,173,272

(a) Security purchased on a when-issued basis. As of February 29, 2012, the total cost of investments purchased on a when-issued basis was $48,243,379 or 29.2% of total net assets.
(b) Rate shown is the 7-day yield at February 29, 2012.
(c) Rate shown is the discount rate at February 29, 2012.
FHLMC - Federal Home Loan Mortgage Corporation
FNMA - Federal National Mortgage Association
GNMA - Government National Mortgage Association
TBA - To Be Announced

PIA MODERATE DURATION BOND FUND
Schedule of Investments - February 29, 2012 (Unaudited)

Principal
Amount			Value
	CORPORATE BONDS	29.9%
	Aerospace	0.7%
	Boeing Capital Corp.
$300,000	4.70%, due 10/27/19		$350,155
	Agriculture	2.3%
	Archer-Daniels-Midland Co.
550,000	5.375%, due 9/15/35		640,822
	Bunge Limited Finance Corp.
400,000	8.50%, due 6/15/19		495,458
			1,136,280
	Banks	2.8%
	Bank of America Corp.
325,000	5.125%, due 11/15/14		336,536
	CIT Group, Inc.
200,000	7.00%, due 5/1/17		200,250
	Citigroup, Inc.
400,000	4.50%, due 1/14/22		411,749
	Wells Fargo & Co
400,000	4.375%, due 1/31/13		414,127
			1,362,662
	Beverages	1.2%
	Anheuser-Busch InBev Worldwide
582,326	9.75%, due 11/17/15 (d)		615,809
	Brokers	1.1%
	Goldman Sachs Group, Inc.
400,000	5.25%, due 7/27/21		401,390
	Morgan Stanley
150,000	6.625%, due 4/1/18		159,239
			560,629
	Chemicals	1.6%
	CF Industries Holdings, Inc.
400,000	6.875%, due 5/1/18		472,000
	E.I Du Pont De Nemours & Co.
250,000	5.75%, due 3/15/19		303,647
			775,647
	Computer Storage	0.5%
	EMC Corp.
150,000	1.75%, due 12/1/13, convertible		264,375
	Construction Machinery	0.8%
	Caterpillar Financial Services Corp.
400,000	2.00%, due 4/5/13		406,273
	Construction Materials	0.9%
	Vulcan Materials Co.
400,000	7.00%, due 6/15/18		432,000
	Diversified Financial Services	0.8%
	General Electric Capital Corp.
350,000	5.00%, due 1/8/16		390,005
	Diversified Manufacturing	0.2%
	Danaher Corp.
50,000	0.00%, due 1/22/21, convertible		76,938
	Electric Utilities	1.2%
	Duke Energy Carolinas
450,000	6.10%, due 6/1/37		573,393
	Financial Services	1.0%
	Apollo Investment Corp.
200,000	5.75%, due 1/15/16, convertible		192,750
	Ares Capital Corp.
300,000	5.75%, due 2/1/16, convertible (e)		319,500
			512,250
	Hotels	0.8%
	Starwood Hotels & Resorts Worldwide
350,000	7.875%, due 10/15/14		402,500
	Insurance	1.8%
	American International Group, Inc.
500,000	4.25%, due 5/15/13		510,831
	MetLife, Inc.
350,000	5.00%, due 6/15/15		387,904
			898,735
	Investment Management	0.6%
	Affiliated Managers Group, Inc.
250,000	3.95%, due 8/15/38, convertible		278,125
	Machinery	0.8%
	Manitowoc Co., Inc.
350,000	8.50%, due 11/1/20		392,000
	Medical Instruments	0.9%
	Thermo Fisher Scientific, Inc.
400,000	4.50%, due 3/1/21		453,640
	Medical/Drugs	2.5%
	Alza Corp.
75,000	0.00%, due 7/28/20, convertible		70,500
	Amgen, Inc.
300,000	6.40%, due 2/1/39		359,871
	GlaxoSmithKline
400,000	5.65%, due 5/15/18		489,874
	Wyeth
275,000	5.45%, due 4/1/17		326,380
			1,246,625

	Mining	1.5%
	Newmont Mining Corp.
250,000	1.625%, due 7/15/17, convertible		372,813
	Rio Tinto Finance USA Ltd.
300,000	6.50%, due 7/15/18		376,174
			748,987
	Natural Gas Exploration	0.3%
	Bill Barrett Corp.
150,000	5.00%, due 3/15/28, convertible		150,938
	REITS	0.6%
	Boston Properties LP
50,000	3.75%, due 5/15/36, convertible		56,500
	National Retail Properties, Inc.
75,000	3.95%, due 9/15/26, convertible		84,844
	Vornado Realty L.P.
150,000	3.875%, due 4/15/25, convertible		152,812
			294,156
	Retail	1.5%
	Nordstrom, Inc.
400,000	4.75%, due 5/1/20		456,445
	Target Corp.
200,000	7.00%, due 1/15/38		285,499
			741,944
	Semiconducors	1.1%
	Intel Corp.
300,000	2.95%, due 12/15/35, convertible		346,125
	Xilinx, Inc.
150,000	3.125%, due 3/15/37, convertible		194,063
			540,188
	Telecommunications	0.7%
	Sprint Nextel Corp.
250,000	6.00%, due 12/1/16		228,750
	Verizon Communications, Inc.
100,000	7.75%, due 12/1/30		141,208
			369,958
	Tools	0.9%
	Stanley Black & Decker Inc.
400,000	5.20%, due 9/1/40		442,167
	Wireless Communications	0.8%
	Motorola, Inc.
400,000	5.375%, due 11/15/12		411,304
	Total Corporate Bonds (cost $13,579,507)		14,827,683

	SOVEREIGN BONDS	2.0%
	Federal Republic of Brazil
407,628	12.50%, due 1/5/16 (d)		488,665
	Republic of Chile
489,736	5.50%, due 8/5/20 (d)		516,917
			1,005,582
	Total Sovereign Bonds (cost $970,768)		1,005,582

	MORTGAGE-BACKED SECURITIES	37.0%
	U.S. Government Agencies	37.0%
	FHLMC Pool
60,393	4.50%, due 12/1/14, #B17362		62,100
26,865	4.50%, due 6/1/24, #G13584		28,701
536,505	4.50%, due 10/1/24, #J10934		572,749
39,095	4.50%, due 6/1/25, #G14013		41,767
519,035	5.50%, due 5/1/26, #D96978		567,069
138,796	5.00%, due 7/1/37, #A62994		149,705
1,013,293	5.00%, due 4/1/38, #A75230		1,092,773
230,210	5.50%, due 11/1/38, #G08300		250,040
693,864	5.50%, due 1/1/39, #G05072		753,632
136,649	5.00%, due 2/1/39, #G05518		147,368
213,329	4.50%, due 7/1/39, #A87307		226,838
135,857	4.00%, due 8/1/39, #A87714		142,735
40,493	4.50%, due 11/1/39, #A89870		43,057
850,214	5.00%, due 2/1/40, #A91627		916,239
85,167	4.50%, due 5/1/40, #G06047		90,560
117,230	5.50%, due 5/1/40, #G06091		127,365
850,072	4.50%, due 6/1/40, #A92533		903,903
26,726	4.50%, due 8/1/40, #G06024		28,636
330,384	4.50%, due 10/1/40, #G06062		351,306
	FHLMC GOLD TBA (g)
1,300,000	3.50%, due 3/15/42		1,340,827
	FNMA Pool
396,982	5.50%, due 1/1/38, #952038		432,728
315,462	5.00%, due 4/1/38, #929301		341,002
829,692	5.50%, due 8/1/38, #889988		918,402
276,899	5.00%, due 3/1/39, #995906		299,317
1,201,859	5.00%, due 5/1/40, #AD6374		1,298,786
148,021	4.00%, due 10/1/40, #AE6083		155,993
	FNMA TBA (g)
3,200,000	4.00%, due 3/15/41		3,367,999
	GNMA Pool
19,008	5.00%, due 1/15/34, #626039		21,049
18,852	5.00%, due 6/15/37, #565183		20,841
147,538	4.50%, due 10/15/38, #782441		161,447
401,628	5.00%, due 1/15/39, #708121		443,990
784,286	5.00%, due 6/15/39, #713464		867,008
159,490	4.50%, due 9/15/40, #733483		174,019
372,651	5.00%, due 9/15/40, #731669		411,957
963,396	4.50%, due 6/15/41, #724138		1,051,161
495,088	4.50%, due 6/15/41, #749259		545,141
			18,348,210
	Total Mortgage-Backed Securities (cost $17,811,246)		18,348,210

	U.S. GOVERNMENT AGENCIES AND INSTRUMENTALITIES	22.7%
	Federal Deposit Insurance Corporation Guaranteed Corporate Notes	0.9%
	General Electric Capital Corp.
450,000	2.00%, due 9/28/12		454,822
	U.S. Treasury Bonds	2.9%
	U.S. Treasury Bond
1,275,000	3.75%, due 8/15/41		1,446,926
	U.S. Treasury Notes	18.9%
	U.S. Treasury Notes
2,010,000	1.375%, due 10/15/12		2,025,389
6,250,000	0.75%, due 3/31/13		6,287,356
400,000	1.875%, due 10/31/17		418,062
600,000	2.625%, due 11/15/20		642,985
			9,373,792
	Total U.S. Government Agencies and Instrumentalities (cost $11,194,499)		11,275,540

	OPEN-END FUNDS	5.6%
275,006	PIA BBB Bond Fund (h)		2,761,061
	Total Open-End Funds (cost $2,762,403)		2,761,061

	RIGHTS	0.0%
1	Global Crossing North America, Inc.
	Liquidating Trust (a) (b) (cost $0)		-

Shares

	SHORT-TERM INVESTMENTS	11.6%
5,428,856	Fidelity Institutional Money Market Government Portfolio - Class I, 0.01% (c)		5,428,856
288,455	Invesco STIT - Treasury Portfolio - Institutional Class, 0.02% (c) (f)		288,455
	Total Short-Term Investments (cost $5,717,311)		5,717,311

	Total Investments (cost $52,035,734)	108.8%	53,935,387
	Liabilities less Other Assets	(8.8)%	(4,362,241)
	TOTAL NET ASSETS	100.0%	$49,573,146

(a)
Restricted security.  The interest in the liquidating trust was acquired through a distribution on December 9, 2003.  As of February 29, 2012, the security had a cost and value of $0 (0.0% of total net assets).

(b)	Valued at a fair value in accordance with procedures established by the Fund's Board of Trustees.
(c)	Rate shown is the 7-day yield at February 29, 2012.
(d)	Par and market value for foreign securities are shown in U.S. dollars.
(e)
Security purchased within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securites Act of 1933, as amended, and may be sold only to  dealers in the program or other "qualified institutional buyers."  The Fund's Adviser has determined that such security is liquid in accordance with the liquidity guidelines approved by the Board of Trustees of Advisors Series Trust.  As of February 29, 2012, the value of these investments was $319,500 or 0.6% of total net assets.

(f)	A portion of the security is segregated in connection with credit default swap contracts.
(g)	Security purchased on a when-issued basis. As of February 29, 2012, the total cost of investments purchased on a when-issued basis was $4,709,484 or 9.5% of total net assets.
(h)	Investment in affiliated security. This Fund is advised by Pacific Income Advisers, Inc., which also serves as adviser to this Fund. See Note 3 in the Notes to the Schedule of Investments.
FHLMC - Federal Home Loan Mortgage Corporation
FNMA - Federal National Mortgage Association
GNMA - Government National Mortgage Association
TBA - To Be Announced

Schedule of Credit Default Swaps on Credit Indices
Buy Protection

Counterparty	Reference Index	Pay Fixed Rate	Expiration Date	Notional Amount	Unrealized Depreciation

Barclays Bank PLC	CDX.NA.HY.17	5.00%	12/20/16	$4,850,000	($66,958)

PIA SHORT-TERM SECURITIES FUND
Schedule of Investments - February 29, 2012 (Unaudited)

Principal
Amount			Value
	CORPORATE BONDS	10.4%
	Aerospace	0.3%
	Boeing Co.
$550,000	1.875%, due 11/20/12		$555,826
	Banks	0.9%
	State Street Corp.
700,000	4.30%, due 5/30/14		749,075
	Wells Fargo & Co.
700,000	3.75%, due 10/1/14		747,357
			1,496,432
	Beverages	0.3%
	Coca Cola Enterprises, Inc.
500,000	3.75%, due 3/1/12		500,000
	Brokers	0.8%
	Goldman Sachs Group, Inc.
500,000	3.625%, due 8/1/12		504,927
	Morgan Stanley
750,000	5.30%, due 3/1/13		772,325
			1,277,252
	Capital Goods	1.5%
	Caterpillar Financial Services Corp.
1,300,000	2.00%, due 4/5/13		1,320,386
	John Deere Capital Corp.
1,234,000	5.10%, due 1/15/13		1,283,972
			2,604,358
	Computer Equipment	0.5%
	Cisco Systems, Inc.
800,000	1.625%, due 3/14/14		818,502
	Computers	0.4%
	Hewlett Packard Co.
600,000	5.25%, due 3/1/12		600,000
150,000	4.50%, due 3/1/13		155,488
			755,488
	Diversified Financial Services	0.5%
	General Electric Capital Corp.
750,000	3.75%, due 11/14/14		802,231
	Electric Utilities	0.2%
	Southern California Edison Co.
255,000	5.75%, due 3/15/14		280,578
	Financial Services	0.5%
	CME Group, Inc.
700,000	5.75%, due 2/15/14		765,918
	Insurance	0.5%
	Metlife, Inc.
850,000	2.375%, due 2/6/14		873,375
	Life Sciences Equipment	0.1%
	Thermo Fisher Scientific, Inc.
100,000	3.20%, due 5/1/15		106,511

	Medical/Drugs	1.6%
	Abbott Laboratories
500,000	5.15%, due 11/30/12		517,735
	Eli Lilly & Co.
750,000	3.55%, due 3/6/12		750,062
500,000	4.20%, due 3/6/14		534,993
	Wyeth
800,000	5.50%, due 2/1/14		875,038
			2,677,828
	Retail	1.1%
	Target Corp.
800,000	1.125%, due 7/18/14		809,373
	Wal-Mart Stores, Inc.
1,000,000	1.625%, due 4/15/14		1,026,238
			1,835,611
	Software	0.4%
	Oracle Corp.
700,000	4.95%, due 4/15/13		735,949
	Telecommunications	0.8%
	Verizon Communications, Inc.
1,250,000	5.25%, due 4/15/13		1,315,326
	Total Corporate Bonds (cost $17,258,774)		17,401,185

	MORTGAGE-BACKED SECURITIES	13.4%
	U.S. Government Agencies	13.4%
	FHLMC ARM Pool (a)
15,117	2.281%, due 8/1/15, #755204		15,147
15,550	2.401%, due 2/1/22, #845113		16,505
38,500	2.748%, due 10/1/22, #635206		38,697
13,353	2.386%, due 6/1/23, #845755		13,567
12,141	2.424%, due 2/1/24, #609231		12,228
491,542	2.401%, due 1/1/25, #785726		520,692
11,560	2.533%, due 1/1/33, #1B0668		11,727
838,537	2.375%, due 10/1/34, #782784		883,326
339,163	2.552%, due 12/1/34, #1G0018		359,845
232,724	2.674%, due 4/1/36, #847671		248,529
	FHLMC Pool
997,148	5.00%, due 10/1/38, #G04832		1,075,517
	FNMA ARM Pool (a)
40,159	2.730%, due 7/1/25, #555206		40,530
242,671	5.536%, due 7/1/27, #424953		244,212
93,383	2.438%, due 3/1/28, #556438		98,930
135,792	2.408%, due 6/1/29, #508399		143,324
297,734	2.594%, due 4/1/30, #562912		314,807
97,241	2.334%, due 10/1/30, #670317		97,777
14,984	2.402%, due 7/1/31, #592745		15,020
107,865	2.442%, due 9/1/31, #597196		114,505
31,775	2.277%, due 11/1/31, #610547		32,190
4,098	2.375%, due 4/1/32, #629098		4,117
507,945	2.370%, due 10/1/33, #743454		538,888
1,669,845	2.625%, due 11/1/33, #755253		1,769,974

2,571,139	2.458%, due 5/1/34, #AC5719		2,713,755
619,802	2.382%, due 7/1/34, #779693		657,218
626,909	2.182%, due 10/1/34, #795136		658,994
460,051	2.495%, due 1/1/35, #805391		486,682
179,054	2.375%, due 10/1/35, #845041		190,267
329,040	2.232%, due 10/1/35, #846171		345,411
560,691	2.492%, due 1/1/36, #849264		597,488
200,484	2.515%, due 6/1/36, #872502		213,364
1,269,314	2.514%, due 1/1/37, #906389		1,355,590
1,390,285	2.946%, due 3/1/37, #907868		1,484,089
543,900	2.329%, due 8/1/37, #949772		556,278
92,496	2.375%, due 10/1/37, #955963		95,683
519,973	2.444%, due 11/1/37, #948183		551,944
298,730	2.890%, due 11/1/37, #953653		304,817
	FNMA Pool
521	11.00%, due 1/1/13, #415842		523
1,286,232	5.00%, due 6/1/40, #AD5479		1,389,964
	FNMA TBA (b)
3,000,000	4.00%, due 3/15/41		3,157,500
	GNMA II ARM Pool (a)
12,435	2.000%, due 11/20/21, #8871		12,882
81,096	1.625%, due 10/20/22, #8062		83,922
173,769	1.625%, due 11/20/26, #80011		179,825
43,319	2.000%, due 11/20/26, #80013		44,875
22,030	1.625%, due 12/20/26, #80021		22,798
10,663	2.375%, due 1/20/27, #80029		11,041
189,752	1.625%, due 7/20/27, #80094		196,047
266,794	1.625%, due 8/20/27, #80104		275,646
11,057	1.625%, due 10/20/27, #80122		11,442
96,002	2.375%, due 1/20/28, #80154		99,399
185,493	1.625%, due 10/20/29, #80331		191,957
38,598	1.625%, due 11/20/29, #80344		39,943
			22,539,398
	Total Mortgage-Backed Securities (cost $21,784,553)		22,539,398

	U.S. GOVERNMENT AGENCIES AND INSTRUMENTALITIES	75.2%
	Federal Deposit Insurance Corporation Guaranteed Corporate Notes	8.4%
	Bank of America Corp.
7,000,000	2.10%, due 4/30/12		7,022,267
	CitiBank N.A.
5,000,000	1.75%, due 12/28/12		5,063,460
	General Electric Capital Corp.
2,000,000	2.00%, due 9/28/12		2,021,432
			14,107,159
	U.S. Government Agencies	23.6%
	FHLMC
7,000,000	2.125%, due 3/23/12		7,008,596
1,500,000	1.375%, due 1/9/13		1,515,207
5,000,000	0.375%, due 11/27/13		5,003,525
	FNMA
4,000,000	4.75%, due 11/19/12		4,131,096
8,000,000	1.75%, due 5/7/13		8,137,664
8,500,000	0.75%, due 12/18/13		8,564,022
5,300,000	1.25%, due 2/27/14		5,401,442
			39,761,552

	U.S. Treasury Notes	43.2%
	U.S. Treasury Note
8,000,000	1.375%, due 5/15/12		8,022,192
4,000,000	1.50%, due 7/15/12		4,021,252
3,300,000	0.625%, due 7/31/12		3,307,349
7,000,000	1.75%, due 8/15/12		7,052,500
8,300,000	1.375%, due 9/15/12		8,355,768
8,000,000	1.375%, due 10/15/12		8,061,248
5,000,000	1.375%, due 11/15/12		5,042,970
8,000,000	1.375%, due 1/15/13		8,083,752
8,000,000	1.375%, due 3/15/13		8,097,816
8,450,000	0.75%, due 9/15/13		8,513,045
4,000,000	0.75%, due 12/15/13		4,032,968
			72,590,860
	Total U.S. Government Agencies and Instrumentalities (cost $126,224,028)		126,459,571

Shares

	SHORT-TERM INVESTMENTS	3.8%
6,433,701	Fidelity Institutional Money Market Government Portfolio - Class I, 0.01% (c)		6,433,701
	Total Short-Term Investments (cost $6,433,701)		6,433,701

	Total Investments (cost $171,701,056)	102.8%	172,833,855
	Liabilities less Other Assets	(2.8)%	(4,709,830)
	TOTAL NET ASSETS	100.0%	$168,124,025

(a) Variable rate note. Rate shown reflects the rate in effect at February 29, 2012.
(b) Security purchased on a when-issued basis. As of February 29, 2012, the total cost of investments purchased on a when-issued basis was $3,161,953 or 1.9% of total net assets.
(c) Rate shown is the 7-day yield at February 29, 2012.
ARM - Adjustable Rate Mortgage
FHLMC - Federal Home Loan Mortgage Corporation
FNMA - Federal National Mortgage Association
GNMA - Government National Mortgage Association
TBA - To Be Announced

PIA Funds
Notes to the Schedule of Investments
February 29, 2012 (Unaudited)

Note 1 – Securities Valuation

The PIA BBB Bond Fund, the PIA MBS Bond Fund, the PIA High Yield Fund, the PIA Moderate Duration Bond Fund and the PIA Short-Term Securities Fund’s (each a “Fund” and collectively, the “Funds”) investments in securities are carried at their fair value.

Fixed income securities are valued at market on the basis of valuations furnished by an independent pricing service which utilizes dealer-supplied valuations, reported trades and formula-based techniques.  The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer.  Most fixed income securities are categorized in level 2 of the fair value hierarchy.

Short-term securities having a maturity of 60 days or less are valued at their amortized cost, which approximates market value.  Short-term securities which mature after 60 days are valued at market.  To the extent the inputs are observable and timely, these securities would be classified in level 2 of the fair value hierarchy.

Investments in open-end mutual funds are valued at their net asset value per share and are typically categorized in level 1 of the fair value hierarchy.

Listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in level 1 of the fair value hierarchy.  Credit default swaps are valued daily based upon quotations from market makers and are typically categorized in level 2 of the fair value hierarchy.

Securities for which market quotations are not readily available or if the closing price does not represent fair value, are valued following procedures approved by the Board of Trustees. These procedures consider many factors, including the type of security, size of holding, trading volume and news events. Depending on the relative significance of the valuation inputs, these securities may be classified in either level 2 or level 3 of the fair value hierarchy.

The Funds have adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for majority security types.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

•
Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Funds’ securities as of February 29, 2012:

PIA BBB Bond Fund

	Level 1	Level 2	Level 3	Total
Fixed Income
Corporate Bonds	$-	$274,520,640	$-	$274,520,640
Sovereign Bonds	-	27,489,340	-	27,489,340
U.S. Government Instrumentalities	-	7,329,284	-	7,329,284
Total Fixed Income	-	309,339,264	-	309,339,264
Short-Term Investments	14,017,917	-	-	14,017,917
Total Investments	$14,017,917	$309,339,264	$-	$323,357,181

PIA MBS Bond Fund

	Level 1	Level 2	Level 3	Total
Fixed Income
Mortgage-Backed Securities – U.S. Government Agencies	$-	$153,822,742	$-	$153,822,742
U.S. Government Instrumentalities	-	25,126,560	-	25,126,560
Total Fixed Income	-	178,949,302	-	178,949,302
Short-Term Investments	18,803,101	14,991,615	-	33,794,716
Total Investments	$18,803,101	$193,940,917	$-	$212,744,018

PIA High Yield Fund

	Level 1	Level 2	Level 3	Total
Fixed Income
Corporate Bonds	$-	$19,079,250	$-	$19,079,250
Total Fixed Income	-	19,079,250	-	19,079,250
Short-Term Investments	2,231,412	-	-	2,231,412
Total Investments	$2,231,412	$19,079,250	$-	$21,310,662
Other Financial Investments*	$-	$37,630	$-	$37,630

*Other financial instruments are derivative instruments not reflected in the Schedule of Investments, and include credit default swaps, which are valued at the unrealized appreciation on the instrument.

PIA Moderate Duration Bond Fund

	Level 1	Level 2	Level 3	Total
Fixed Income
Corporate Bonds	$-	$14,827,683	$-	$14,827,683
Sovereign Bonds	-	1,005,582	-	1,005,582
Mortgage-Backed Securities	-	18,348,210	-	18,348,210
U.S. Government Instrumentalities	-	11,275,540	-	11,275,540
Open–End Funds	2,761,061	-	-	2,761,061
Total Fixed Income	2,761,061	45,457,015	-	48,218,076
Short-Term Investments	5,717,311	-	-	5,717,311
Total Investments	$8,478,372	$45,457,015	$-	$53,935,387
Other Financial Investments*	$-	$(66,958)	$-	$(66,958)

*Other financial instruments are derivative instruments not reflected in the Schedule of Investments, and include credit default swaps, which are valued at the unrealized depreciation on the instruments.

PIA Short-Term Securities Fund

	Level 1	Level 2	Level 3	Total
Fixed Income
Corporate Bonds	$-	$17,401,185	$-	$17,401,185
Mortgage-Backed Securities	-	22,539,398	-	22,539,398
U.S. Government Agencies	-	126,459,571	-	126,459,571
Total Fixed Income	-	166,400,154	-	166,400,154
Short-Term Investments	6,433,701	-	-	6,433,701
Total Investments	$6,433,701	$166,400,154	$-	$172,833,855

Refer to the Funds’ Schedule of Investments for additional information. Transfers between levels are recognized at February 29, 2012, the end of the reporting period.  The Funds recognized no transfers to/from Level 1 or Level 2. There were no Level 3 securities held in the Funds during the quarter ended February 29, 2012.

Note 2 – Federal Income Taxes

The cost basis of investments for federal income tax purposes at February 29, 2012 was as follows*:

PIA BBB Bond Fund

Cost of investments	$295,422,048

Gross unrealized appreciation	$28,530,502
Gross unrealized depreciation	(595,369)
Net unrealized appreciation	$27,935,133

PIA MBS Bond Fund

Cost of investments	$206,961,846

Gross unrealized appreciation	$5,868,698
Gross unrealized depreciation	(86,526)
Net unrealized appreciation	$5,782,172

PIA High Yield Fund

Cost of investments	$20,653,587

Gross unrealized appreciation	$758,397
Gross unrealized depreciation	(101,322)
Net unrealized appreciation	$657,075

PIA Moderate Duration Bond Fund

Cost of investments	$52,071,411

Gross unrealized appreciation	$1,987,708
Gross unrealized depreciation	(123,732)
Net unrealized appreciation	$1,863,976

PIA Short-Term Securities Fund

Cost of investments	$171,701,056

Gross unrealized appreciation	$1,151,077
Gross unrealized depreciation	(18,278)
Net unrealized appreciation	$1,132,799

* Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

Note 3 – Other Affiliates

The PIA Moderate Duration Fund’s activity for investments in open-end mutual funds of affiliates is as follows:

PIA BBB Bond Fund
Beginning Shares	123,644
Beginning Cost	$1,262,403
Purchase Cost	1,500,000
Sales Cost	-
Ending Cost	$2,762,403
Ending Shares	275,006
Dividend Income	$91,193
Net Realized Gain/(Loss)	$-

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d))  that occurred during the Registrant's last fiscal quarter that has materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Advisors Series Trust

By (Signature and Title)*/s/ Douglas G. Hess
               Douglas G. Hess, President

Date  4/16/12

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*/s/ Douglas G. Hess
               Douglas G. Hess, President

Date  4/16/12

By (Signature and Title)* /s/ Cheryl L. King
   Cheryl L. King, Treasurer

Date  4/16/12

* Print the name and title of each signing officer under his or her signature.